UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Elm Ridge Management, LLC

Address: 3 West Main Street
         2nd Floor
         Irvington, NY 10533

13F File Number: 028-13787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jed Bowen
Title:  Chief Financial Officer of the Funds
Phone:  (914) 250-1000


Signature, Place and Date of Signing:


/s/ Jed Bowen                      Irvington, NY            February 14, 2012
-------------------------      ---------------------     ----------------------
      [Signature]                  [City, State]                 [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       52

Form 13F Information Table Value Total:    $1,981,852
                                         (in thousands)



List of Other Included Managers:

Form 13F File Number            Name
--------------------            -----------------------------------
(1) 028- 12044                  Elm Ridge Partners, LLC
(2) 028- 11797                  Elm Ridge Offshore Master Fund, Ltd.
(3) 028- 10075                  Elm Ridge Capital Management, LLC




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
                                                     FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
--------------                --------------  ---------  --------   ---------------------  ----------  -------- --------------------
                                                          VALUE      SHS OR     SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT    PRN  CALL  DISCRETION    MGRS   SOLE   SHARED   NONE
--------------                --------------  ---------  --------   ---------   ---  ----  ----------  -------- ----  --------- ----
AEROPOSTALE                   COM             007865108   15,123      991,700   SH         Defined                      991,700
ALCOA INC                     COM             013817101   56,792    6,565,600   SH         Defined                    6,565,600
ALLSTATE CORP                 COM             020002101   68,742    2,507,900   SH         Defined                    2,507,900
AMERICAN INTL GROUP INC       COM NEW         026874784   20,722      893,200   SH         Defined                      893,200
APPLIED MATLS INC             COM             038222105   28,295    2,641,944   SH         Defined                    2,641,944
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH  03938L104   22,617    1,243,400   SH         Defined                    1,243,400
ASSURED GUARANTY LTD          COM             G0585R106   92,071    7,006,953   SH         Defined                    7,006,953
AXIS CAPITAL HOLDINGS         SHS             G0692U109   45,163    1,413,100   SH         Defined                    1,413,100
BP PLC                        SPONSORED ADR   055622104   25,251      590,800   SH         Defined                      590,800
BANK OF AMERICA CORPORATION   COM             060505104   19,645    3,533,300   SH         Defined                    3,533,300
BOSTON SCIENTIFIC CORP        COM             101137107   71,053   13,305,756   SH         Defined                   13,305,756
BRUNSWICK CORP                COM             117043109   20,263    1,122,000   SH         Defined                    1,122,000
CENVEO INC                    COM             15670S105   21,356    6,281,265   SH         Defined                    6,281,265
CIT GROUP INC                 COM NEW         125581801    8,718      250,000        CALL  Defined                      250,000
CORNING INC                   COM             219350105   36,916    2,844,030   SH         Defined                    2,844,030
DELL INC                      COM             24702R101   59,362    4,057,539   SH         Defined                    4,057,539
LILLY ELI & CO                COM             532457108   32,787      788,900   SH         Defined                      788,900
LOCKHEED MARTIN CORP          COM             539830109   24,270      300,000        CALL  Defined                      300,000
FLEXTRONICS INTL LTD          ORD             Y2573F102   30,856    5,451,579   SH         Defined                    5,451,579
HUNTINGTON INGALLS INDS INC   COM             446413106   24,043      768,645   SH         Defined                      768,645
INTL PAPER CO                 COM             460146103   33,753    1,140,300   SH         Defined                    1,140,300
INTREPID POTASH INC           COM             46121Y102    6,789      300,000   SH         Defined                      300,000
INTREPID POTASH INC           COM             46121Y102    6,789      300,000        PUT   Defined                      300,000
INTREPID POTASH INC           COM             46121Y102   11,315      500,000        CALL  Defined                      500,000
JPMORGAN CHASE & CO           COM             46625H100   48,485    1,458,200   SH         Defined                    1,458,200
JONES GROUP INC               COM             48020T101   23,969    2,271,907   SH         Defined                    2,271,907
KAPSTONE PAPER & PACKAGING C  COM             48562P103    5,944      377,628   SH         Defined                      377,628
LOCKHEED MARTIN CORP          COM             539830109  127,097    1,571,039   SH         Defined                    1,571,039
LOWES COS INC                 COM             548661107   37,032    1,459,095   SH         Defined                    1,459,095
MBIA INC                      COM             55262C100   87,458    7,545,959   SH         Defined                    7,545,959
MASCO CORP                    COM             574599106   37,059    3,536,200   SH         Defined                    3,536,200
MASCO CORP                    COM             574599106   14,238    1,358,600        CALL  Defined                    1,358,600
MERCK & CO INC NEW            COM             58933Y105   76,765    2,036,206   SH         Defined                    2,036,206
NRG ENERGY INC                COM NEW         629377508   20,456    1,128,900   SH         Defined                    1,128,900
NABORS INDUSTRIES LTD         SHS             G6359F103   13,549      781,400   SH         Defined                      781,400
PFIZER INC                    COM             717081103   63,087    2,915,300   SH         Defined                    2,915,300
QUAD / GRAPHICS INC           COM CL A        747301109   33,588    2,342,265   SH         Defined                    2,342,265
DONNELLEY R R & SONS CO       COM             257867101   97,913    6,785,364   SH         Defined                    6,785,364
RAYTHEON CO                   COM NEW         755111507   70,925    1,466,000   SH         Defined                    1,466,000
REGIONS FINANCIAL CORP NEW    COM             7591EP100   68,768   15,992,484   SH         Defined                   15,992,484
SAFEWAY INC                   COM             786514208   55,727    2,648,600   SH         Defined                    2,648,600
SANMINA SCI CORP              COM NEW         800907206   24,415    2,622,422   SH         Defined                    2,622,422
STARWOOD HOTELS&RESORTS WRLD  COM             85590A401    7,196      150,000        PUT   Defined                      150,000
SUPERVALU INC                 COM             868536103   49,405    6,084,404   SH         Defined                    6,084,404
SUPERVALU INC                 COM             868536103   16,240    2,000,000        CALL  Defined                    2,000,000
TEREX CORP NEW                COM             880779103   29,679    2,196,800   SH         Defined                    2,196,800
TRANSOCEAN LTD                REG SHS         H8817H100   30,117      784,500   SH         Defined                      784,500
VULCAN MATLS CO               COM             929160109    7,870      200,000        PUT   Defined                      200,000
WELLPOINT INC                 COM             94973V107   29,775      449,437   SH         Defined                      449,437
WELLS FARGO & CO NEW          COM             949746101   64,122    2,326,632   SH         Defined                    2,326,632
WESTERN UN CO                 COM             959802109   39,856    2,182,700   SH         Defined                    2,182,700
WHIRLPOOL CORP                COM             963320106   18,427      388,343   SH         Defined                      388,343
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